Short-term and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Aggregate Maturities of Long-term Debt	The aggregate maturities of the Group’s long-term debt subsequent to December 31, 2018 are as follows:

RMB
2019	1,139
2020	18,091
2021	1,029
2022	20,992
2023	923
Thereafter	3,817

45,991

Short-term debt [member]
Statement [LineItems]
Summary of Debt

Short-term debt comprises:

	December 31,
	2017	2018
	RMB	RMB
Loans from banks – unsecured	16,565	12,881
Super short-term commercial papers – unsecured	18,745	27,992
Other loans – unsecured	150	80
Loans from China Telecom Group – unsecured	19,098	8,584

Total short-term debt	54,558	49,537

Long-term debt and payable [member]
Statement [LineItems]
Summary of Debt

Long-term debt comprises:

		December 31,
	Interest rates and final maturity	2017	2018
		RMB	RMB
Bank loans – unsecured
Renminbi denominated (Note (i))	Interest rates ranging from 1.08% to 7.04% per annum with maturities through 2036	9,148	8,455
US Dollars denominated	Interest rates ranging from 1.00% to 8.30% per annum with maturities through 2048	370	336
Euro denominated	Interest rate of 2.30% per annum with maturities through 2032	223	199

		9,741	8,990
Other loans – unsecured
Renminbi denominated		1	1
Loans from China Telecom Group – unsecured
Renminbi denominated (Note (ii))		40,000	37,000

Total long-term debt		49,742	45,991
Less: Current portion		(1,146)	(1,139)

Non-current portion		48,596	44,852

Notes:

(i)

The Group obtained long-term RMB denominated government loans with below-market interest rate ranging from 1.08% to 1.20% per annum through banks (the “Low-interest Loans”). The Group recognized the Low-interest Loans at their fair value on initial recognition, and accreted the discount to profit or loss using the effective interest rate method. The difference between the fair value and the face value of the Low-interest Loans was recognized as government grants in deferred revenue at initial recognition (Note 22).

(ii)

The Group obtained long-term RMB denominated loans with the interest rate of 3.8% per annum from China Telecommunications Corporation on December 25, 2017, which are repayable within 3 to 5 years. The Group partially repaid these loans amounting to RMB3,000 in 2018.